Registration No. 333-63151

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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Pre-Effective Amendment No. __

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Post-Effective Amendment No 26

[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 27

[X]

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)

Registrant’s Telephone Number: (877) 772-7231

S. Bob Rezaee, 2806 Flintrock Trace, Suite A204, Austin, TX 78738

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

[X]

Immediately upon filing pursuant to paragraph (b)

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On (date) pursuant to paragraph (b)

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60 days after filing pursuant to paragraph (a)(1)

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On (date) pursuant to paragraph (a)(1)

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75 days after filing pursuant to paragraph (a)(2)

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On date pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, State of Texas, on August 6, 2015.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

      /S/    S. Bob Rezaee   ______

     By:  S. Bob Rezaee, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/S/  S. Bob Rezaee_

S. Bob Rezaee

Chairman, Treasurer                   August 6, 2015

and Trustee (Principal

Executive and Financial

Officer, and

Compliance Officer)

/S/ John Cerelli __

John Cerelli

Trustee                                          August 6, 2015

/S/  Patrick Gaynor

Patrick Gaynor

Lead Independent Trustee              August 6, 2015

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase